The derivative financial instruments used to hedge the exposure to interest rates as of September 30, 2021 are presented in the table below: (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2021 BRL (R$)
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Fair value	R$ (33,938)
Object	R$ 96,966	[1]
Cash Flow Hedges Derivative Instruments [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a
Maturity	3rd Qtr. 2027
Assets	IPCA + 5.30% p.a
Liabilities	CDI + 2.16% p.a.
Notional	R$ 705,000
Fair value	(2,351)
Object	R$ 27,316	[1]
Cash Flow Hedges Derivative Instruments 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a
Maturity	3rd Qtr. 2030
Assets	IPCA + 5.60% p.a
Liabilities	CDI + 2.32% p.a.
Notional	R$ 1,495,000
Fair value	(31,528)
Object	R$ 71,026	[1]
Cash Flow Hedges Derivative Instruments 2 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a
Maturity	2nd Qtr. 2031
Assets	IPCA + 4.78% p.a
Liabilities	CDI + 0.60% p.a.
Notional	R$ 200,000
Fair value	(59)
Object	R$ (1,376)	[1]

[1]	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.